Business Combinations - Considerations Transferred Identifiable Assets Acquired and Liabilities Assumed as of the Acquisition Date (Detail) - KRW (₩) ₩ in Millions	1 Months Ended
	Apr. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Considerations paid:
Cash and cash equivalents				₩ 8,047
SK m&service Co., Ltd [member] | PS Marketing Corporation [Member]
Considerations paid:
Cash and cash equivalents		₩ 72,859
Assets and liabilities acquired:
Cash and cash equivalents		10,547
Accounts receivable — trade and other, net		76,035
Inventories, net		3,349
Property and equipment, net		27,138
Other assets		10,394
Intangible assets, net		12,462
Accounts payable — trade and other		(53,894)
Defined benefit liabilities		(2,739)
Provisions		(991)
Other liabilities		(18,337)
Lease liabilities		(6,503)
Income tax payable		(399)
Assets and liabilities acquired		59,578
Goodwill		2,516
Deduction of capital surplus and others (I — II)		₩ 13,281
Studio Dolphin Co Ltd [Member] | DREAMUS COMPANY [member]
Considerations paid:
Cash and cash equivalents			₩ 1,500
Assets and liabilities acquired:
Cash and cash equivalents			20
Accounts receivable — trade and other, net			31
Other assets			7
Short-term borrowings			(2)
Accounts payable — trade and other			(4)
Other liabilities			(17)
Assets and liabilities acquired			35
Goodwill			1,465
YLP Inc [Member] | T map Mobility Co., Ltd. [member]
Considerations paid:
Cash and cash equivalents			55,598
Fair value of shares			23,402
Assets and liabilities acquired:
Cash and cash equivalents			1,897
Financial instruments			4,000
Accounts receivable — trade and other, net			4,480
Property and equipment, net			431
Other assets			325
Intangible assets, net			3,595
Accounts payable — trade and other			(3,542)
Borrowings			(1,000)
Other liabilities			(48)
Lease liabilities			(327)
Deferred tax liabilities			(327)
Assets and liabilities acquired			9,484
Goodwill			69,516
Rokmedia Co., Ltd [member] | One Store Co., Ltd. [member]
Considerations paid:
Cash and cash equivalents			40,000
Assets and liabilities acquired:
Cash and cash equivalents			719
Financial instruments			2,170
Accounts receivable — trade and other, net			1,374
Inventories, net			933
Property and equipment, net			792
Other assets			3,212
Short-term borrowings			30
Intangible assets, net			2,677
Accounts payable — trade and other			(1,885)
Borrowings			(1,485)
Provisions			(385)
Other liabilities			(111)
Lease liabilities			(56)
Contract liabilities			(1,401)
Income tax payable			(90)
Deferred tax liabilities			(135)
Assets and liabilities acquired			6,359
Goodwill			33,641
GOOD SERVICE Co., Ltd [member] | T map Mobility Co., Ltd. [member]
Considerations paid:
Cash and cash equivalents			10,000
Assets and liabilities acquired:
Cash and cash equivalents			1,328
Financial instruments			116
Accounts receivable — trade and other, net			1,881
Property and equipment, net			116
Intangible assets, net			3,492
Accounts payable — trade and other			(883)
Other liabilities			(85)
Lease liabilities			(113)
Deferred tax liabilities			(696)
Assets and liabilities acquired			5,156
Goodwill			₩ 4,844
SK Broadband Co., Ltd. [member]
Considerations paid:
Fair value of shares	₩ 862,147
Fair value of derivative liability	320,984
Assets and liabilities acquired:
Cash and cash equivalents	110,644
Financial instruments	6
Accounts receivable — trade and other, net	66,241
Property and equipment, net	245,654
Other assets	3,261
Intangible assets, net	423,515
Deferred tax assets	1,296
Accounts payable — trade and other	(105,179)
Contract liabilities	(1,674)
Contract assets	14,033
Defined benefit liabilities	(30)
Prepaid expenses	36,324
Provisions	(2,755)
Other liabilities	(15,655)
Long-term investment securities	6,239
Investments in associates and joint ventures	13,637
Income tax payable	(18,065)
Assets and liabilities acquired	777,492
Goodwill	405,639
Broadband Nowon Co., Ltd. [member]
Considerations paid:
Cash and cash equivalents	₩ 10,421			10,421
Assets and liabilities acquired:
Cash and cash equivalents				18,106
Accounts receivable — trade and other, net				1,122
Property and equipment, net				1,784
Other assets				595
Intangible assets, net				360
Accounts payable — trade and other				(1,351)
Other liabilities				(336)
Assets and liabilities acquired				20,280
Non-controlling interests				9,126
Goodwill				(733)
ADT CAPS Co., Ltd. [member]
Considerations paid:
Cash and cash equivalents				8,047
Assets and liabilities acquired:
Accounts receivable — trade and other, net				6,787
Property and equipment, net				363
Other assets				4
Intangible assets, net				6,460
Accounts payable — trade and other				(5,306)
Defined benefit liabilities				(1,227)
Other liabilities				(372)
Deferred tax liabilities				(1,554)
Assets and liabilities acquired				5,155
Goodwill				₩ 2,892